Net Loss Per Share Attributable to Common Unit/Stockholders - Schedule Of Computation Of Basic And Diluted Loss (Details) - USD ($)		2 Months Ended	3 Months Ended				5 Months Ended	9 Months Ended		12 Months Ended
		Sep. 30, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net Loss		$ (1,000)	$ (238,944)	$ (163,819)	$ (147,635)		$ (1,686)	$ (550,398)
Weighted average common stock outstanding	[1]						1,250,000
Loss per share attributable to common unit / shareholders, basic and diluted							$ 0.00
BETTER THERAPEUTICS OPCO [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net Loss			(12,461,000)			$ (2,167,000)		(26,441,000)	$ (4,636,000)	$ (6,387,000)	$ (5,784,000)
Cumulative preferred dividends allocated to Series A Preferred Unit / Shareholders			(403,000)			(379,000)		(1,185,000)	(1,118,000)	(1,507,000)	(1,379,000)
Net loss attributable to common stockholders, basic and diluted			$ (12,864,000)			$ (2,546,000)		$ (27,626,000)	$ (5,754,000)	$ (7,894,000)	$ (7,163,000)
Weighted average common stock outstanding			5,268,758			5,079,685		5,229,258	5,063,191	5,022,339	4,743,755
Loss per share attributable to common unit / shareholders, basic and diluted			$ (2.44)			$ (0.50)		$ (5.28)	$ (1.14)	$ (1.57)	$ (1.51)

[1]	Excluded an aggregate of up to 187,500 shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).